STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 013 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 4,924
Employers	2,003
Rollover	3
Loan interest	161
Plan interest in Ashland Inc Savings Plan Master Trust investment income	19,903
Total additions	26,994
Deductions from net assets attributed to:
Benefits paid to participants	(12,106)
Administrative expenses	(34)
Total deductions	(12,140)
Net change in plan assets	14,854
Net assets available for benefits, beginning of year	128,606
Net assets available for benefits, end of year	$ 143,460